SUNDRY INCOME (Tables)	12 Months Ended
Dec. 31, 2012
SUNDRY INCOME [Abstract]
Schedule of Sundry Income

	For the years ended
	2012	2011	2010

Local government subsidies	$158,755	$449,786	$227,797
Transferred from receipts in advance, accounts payable and other receivables	57,571	11,835	542
Subcontracting income	-	19,565	-
Gain on disposal of motor vehicles	63,876	-	-
Others	71,281	121,061	41,901
	$351,483	$602,247	$270,240